Cover	Jun. 30, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002134671
Document Type	S-6
Entity Registrant Name	FT 13148
Document Period End Date	Jun. 30, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return. Under normal circumstances, the Trust will invest at least 80% of its assets in Securities that the Sponsor believes will react favorably to and act as a hedge against interest rate risk.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in common stocks of companies with a history of dividend growth, as well as ETFs which invest in convertible securities, Treasury Inflation Protected Securities (“TIPS”), master limited partnerships (“MLPs”), limited duration bonds and real estate investment trusts (“REITs”).

Common Stock Selection Process

The Trust invests in common stocks of companies with a history of dividend growth. The research department begins its common stock selection process with the companies listed in the S&P 1500® Index and eliminates those companies that do not meet its investment criteria as of the date the portfolio was selected. These criteria are designed to identify companies with the following qualities:

•	Well-capitalized with strong balance sheets.
•	Record of financial strength and profit growth, as indicated by strong return on equity and long-term debt to market value of equity measures.
•	A history of dividend payments with the ability to generate dividend growth, as indicated by high dividend yields, five-year dividend growth rates and dividend payout ratios.

The investment criteria include:

•	Market Capitalization greater than $1 billion;
•	Long-Term Debt to Market Value of Equity less than 40%;
•	Return on Equity greater than 10%;
•	Dividend Yield greater than 1.5%;
•	5-Year Dividend Growth Rate greater than 5%; and
•	Dividend Payout Ratio less than 50%.

The final step in the research department’s process is to select companies based on the fundamental analysis of its team of research analysts. The stocks selected for the portfolio are the 20 highest ranking stocks that meet the above criteria, the investment objective, trade at attractive valuations and, in the research department’s opinion, are likely to exceed market expectations of future cash flows. The stocks are approximately evenly weighted.

ETF Selection Process

The Sponsor believes that the ETF asset classes described above have characteristics that tend to be less sensitive to interest rate changes and thus serve as a hedge to interest rate risk. The Sponsor does not require maturity or investment quality policies when selecting the ETFs for the portfolio. Under normal circumstances, the weighted average duration of all the ETFs held by the Trust will be four years or less.

The duration of a bond is a measure of its price sensitivity to interest rate movements based on the bond’s weighted average term to maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

The ETFs were selected by our research department based on the following factors: the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000), the current dividend yield of the ETFs (prioritizing ETFs with the highest dividend yields) and the quality and character of the securities held by the ETFs (focusing on ETFs with shorter durations, given rising interest rates). All other factors being equal, the Sponsor will select ETFs with lower expense ratios while attempting to limit the overlap of the securities held by the ETFs. ETFs that satisfy the above criteria are selected for inclusion in the portfolio.The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust also has exposure to foreign securities and companies with various market capitalizations through the Trust’s investment in the Common Stocks and investment grade securities and companies with various market capitalizations through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.